Operating Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Segment Reporting, Measurement Disclosures [Abstract]
Operating Segment Information

10. Operating Segment Information

The Company has two reportable operating segments: retail services and e-commerce. The retail services segment includes all of the operations of the Company's Retail Services Division, which is composed of both domestic and foreign storefront locations that offer some or all of the following services: pawn loans, consumer loans, the purchase and sale of merchandise, check cashing and other ancillary services such as money orders, wire transfers, prepaid debit cards, tax filing services and auto insurance. Most of these ancillary services offered in the retail services segment are provided through third-party vendors. The e-commerce segment includes the operations of the Company's E-Commerce Division, which is composed of the Company's domestic and foreign online lending channels through which the Company offers consumer loans. In the e-commerce segment, certain administration expenses are allocated between the domestic and foreign components based on the amount of loans written and renewed. The Company reports corporate operations separately from its retail services and e-commerce segment information. Corporate operations primarily include corporate expenses, such as legal, occupancy, executive oversight, insurance and risk management, public and government relations, internal audit, treasury, payroll, compliance and licensing, finance, accounting, tax and information systems (except for online lending systems, which are included in the e-commerce segment). Corporate income includes miscellaneous income not directly attributable to the Company's segments. Corporate assets primarily include corporate property and equipment, nonqualified savings plan assets, marketable securities, foreign exchange forward contracts and prepaid insurance.

The following tables contain operating segment data for the three and nine months ended September 30, 2013 and 2012 by segment, for the Company's corporate operations and on a consolidated basis (dollars in thousands):

	Retail Services			E-Commerce
	Domestic	Foreign	Total	Domestic	Foreign	Total	Corporate	Consolidated

Three Months Ended September 30, 2013
Revenue
Pawn loan fees and service charges	$77,532	$1,766	$79,298	$-	$-	$-	$-	$79,298
Proceeds from disposition of merchandise	124,352	4,308	128,660	-	-	-	-	128,660
Consumer loan fees	29,504	-	29,504	104,954	93,105	198,059	-	227,563
Other	1,731	66	1,797	249	69	318	165	2,280
Total revenue	233,119	6,140	239,259	105,203	93,174	198,377	165	437,801
Cost of revenue
Disposed merchandise	87,530	3,571	91,101	-	-	-	-	91,101
Consumer loan loss provision	10,037	-	10,037	49,225	40,431	89,656	-	99,693
Total cost of revenue	97,567	3,571	101,138	49,225	40,431	89,656	-	190,794

Net revenue	135,552	2,569	138,121	55,978	52,743	108,721	165	247,007
Expenses
Operations and administration	111,220	2,831	114,051	38,662	31,755	70,417	15,237	199,705
Depreciation and amortization	9,878	764	10,642	3,252	706	3,958	4,183	18,783
Total expenses	121,098	3,595	124,693	41,914	32,461	74,375	19,420	218,488
Income (loss) from operations	$14,454	$(1,026)	$13,428	$14,064	$20,282	$34,346	$(19,255)	$28,519
As of September 30, 2013
Total assets	$1,102,152	$120,131	$1,222,283	$420,914	$216,341	$637,255	$131,791	$1,991,329
Goodwill			$459,669			$210,368		$670,037

	Retail Services			E-Commerce
	Domestic	Foreign	Total	Domestic	Foreign	Total	Corporate	Consolidated

Three Months September 30, 2012
Revenue
Pawn loan fees and service charges	$73,209	$3,291	$76,500	$-	$-	$-	$-	$76,500
Proceeds from disposition of merchandise	141,088	12,405	153,493	-	-	-	-	153,493
Consumer loan fees	31,445	-	31,445	89,342	84,307	173,649	-	205,094
Other	1,938	252	2,190	374	14	388	2,029	4,607
Total revenue	247,680	15,948	263,628	89,716	84,321	174,037	2,029	439,694
Cost of revenue
Disposed merchandise	96,315	10,603	106,918	-	-	-	-	106,918
Consumer loan loss provision	8,061	-	8,061	42,877	33,361	76,238	-	84,299
Total cost of revenue	104,376	10,603	114,979	42,877	33,361	76,238	-	191,217
Net revenue	143,304	5,345	148,649	46,839	50,960	97,799	2,029	248,477
Expenses
Operations and administration	84,874	14,205	99,079	33,397	31,051	64,448	17,688	181,215
Depreciation and amortization	7,808	12,264	20,072	3,037	342	3,379	3,623	27,074
Total expenses	92,682	26,469	119,151	36,434	31,393	67,827	21,311	208,289
Income (loss) from operations	$50,622	$(21,124)	$29,498	$10,405	$19,567	$29,972	$(19,282)	$40,188
As of September 30, 2012
Total assets	$993,598	$111,610	$1,105,208	$382,459	$174,665	$557,124	$130,075	$1,792,407
Goodwill			$388,965			$210,372		$599,337

	Retail Services			E-Commerce
	Domestic	Foreign	Total	Domestic	Foreign	Total	Corporate	Consolidated

Nine Months Ended September 30, 2013
Revenue
Pawn loan fees and service charges	$222,508	$5,432	$227,940	$-	$-	$-	$-	$227,940
Proceeds from disposition of merchandise	425,716	13,193	438,909	-	-	-	-	438,909
Consumer loan fees	84,473	-	84,473	283,097	272,629	555,726	-	640,199
Other	6,149	988	7,137	1,051	92	1,143	1,552	9,832
Total revenue	738,846	19,613	758,459	284,148	272,721	556,869	1,552	1,316,880
Cost of revenue
Disposed merchandise	290,569	10,828	301,397	-	-	-	-	301,397
Consumer loan loss provision	23,927	-	23,927	112,391	115,456	227,847	-	251,774
Total cost of revenue	314,496	10,828	325,324	112,391	115,456	227,847	-	553,171

Net revenue	424,350	8,785	433,135	171,757	157,265	329,022	1,552	763,709
Expenses
Operations and administration	291,409	10,003	301,412	99,906	101,200	201,106	51,524	554,042
Depreciation and amortization	27,579	1,593	29,172	10,885	2,101	12,986	12,156	54,314
Total expenses	318,988	11,596	330,584	110,791	103,301	214,092	63,680	608,356
Income (loss) from operations	$105,362	$(2,811)	$102,551	$60,966	$53,964	$114,930	$(62,128)	$155,353

	Retail Services			E-Commerce
	Domestic	Foreign	Total	Domestic	Foreign	Total	Corporate	Consolidated

Nine Months Ended September 30, 2012
Revenue
Pawn loan fees and service charges	$210,807	$10,643	$221,450	$-	$-	$-	$-	$221,450
Proceeds from disposition of merchandise	481,558	36,274	517,832	-	-	-	-	517,832
Consumer loan fees	89,396	-	89,396	232,268	236,992	469,260	-	558,656
Other	7,085	512	7,597	827	19	846	2,445	10,888
Total revenue	788,846	47,429	836,275	233,095	237,011	470,106	2,445	1,308,826
Cost of revenue
Disposed merchandise	318,788	32,090	350,878	-	-	-	-	350,878
Consumer loan loss provision	19,130	-	19,130	95,474	104,475	199,949	-	219,079
Total cost of revenue	337,918	32,090	370,008	95,474	104,475	199,949	-	569,957

Net revenue	450,928	15,339	466,267	137,621	132,536	270,157	2,445	738,869
Expenses
Operations and administration	264,337	30,221	294,558	82,986	85,552	168,538	52,464	515,560
Depreciation and amortization	22,454	14,513	36,967	8,376	905	9,281	10,634	56,882
Total expenses	286,791	44,734	331,525	91,362	86,457	177,819	63,098	572,442
Income (loss) from operations	$164,137	$(29,395)	$134,742	$46,259	$46,079	$92,338	$(60,653)	$166,427

21. Operating Segment Information

The Company has two reportable operating segments: retail services and e-commerce. The retail services segment includes all of the operations of the Company's Retail Services Division, which is composed of both domestic and foreign storefront locations that offer some or all of the following services: pawn loans, consumer loans, the purchase and sale of merchandise, check cashing and other ancillary services such as money orders, wire transfers, prepaid debit cards, tax filing services and auto insurance. Most of these ancillary services offered in the retail services segment are provided through third-party vendors. The e-commerce segment includes the operations of the Company's E-Commerce Division, which is composed of the Company's domestic and foreign online lending channels through which the Company offers consumer loans. In the e-commerce segment, certain administration expenses are allocated between the domestic and foreign components based on the amount of loans written and renewed.

During the first quarter of 2012, the Company changed the presentation of its operating segment information to report corporate operations separately from its retail services and e-commerce segment information. Corporate administrative expense, which was previously allocated to each segment based on personnel expense, is included under the “Corporate” heading in the following tables. For comparison purposes, operations and administration expenses for prior years have been conformed to the current presentation. Corporate operations primarily include corporate expenses, such as legal, occupancy, and other costs related to corporate service functions, such as executive oversight, insurance and risk management, public and government relations, internal audit, treasury, payroll, compliance and licensing, finance, accounting, tax and information systems (except for online lending systems, which are included in the e-commerce segment). Corporate income includes miscellaneous income not directly attributable to the Company's segments. Corporate assets primarily include: corporate property and equipment, nonqualified savings plan assets, marketable securities, foreign exchange forward contracts and prepaid insurance.

The following tables contain operating segment data for the years ended December 31, 2012, 2011 and 2010 (dollars in thousands):

	Retail Services			E-Commerce
	Domestic	Foreign	Total	Domestic	Foreign	Total	Corporate	Consolidated

Year Ended December 31, 2012
Revenue
Pawn loan fees and service charges	$288,161	$12,768	$300,929	$-	$-	$-	$-	$300,929
Proceeds from disposition of merchandise	657,104	46,663	703,767	-	-	-	-	703,767
Consumer loan fees	121,892	-	121,892	332,752	326,876	659,628	-	781,520
Other	9,028	1,209	10,237	1,326	33	1,359	2,618	14,214
Total revenue	1,076,185	60,640	1,136,825	334,078	326,909	660,987	2,618	1,800,430
Cost of revenue
Disposed merchandise	437,099	41,080	478,179	-	-	-	-	478,179
Consumer loan loss provision	29,225	-	29,225	143,006	144,063	287,069	-	316,294
Total cost of revenue	466,324	41,080	507,404	143,006	144,063	287,069	-	794,473

Net revenue	609,861	19,560	629,421	191,072	182,846	373,918	2,618	1,005,957
Expenses
Operations and administration	369,174	44,287	413,461	116,202	118,156	234,358	66,795	714,614
Depreciation and amortization	30,978	16,634	47,612	11,987	1,285	13,272	14,544	75,428
Total expenses	400,152	60,921	461,073	128,189	119,441	247,630	81,339	790,042
Income (loss) from operations	$209,709	$(41,361)	$168,348	$62,883	$63,405	$126,288	$(78,721)	$215,915

Interest Expense	$-	$-	$-	$-	$-	$-	$(29,131)	$(29,131)
Equity in loss of unconsolidated subsidiary	$-	$-	$-	$-	$-	$-	$(295)	$(295)
Provision for income taxes	$77,474	$2,183	$79,657	$16,556	$21,947	$38,503	$(33,504)	$84,656
Expenditures for property and equipment	$43,028	$3,773	$46,801	$15,498	$2,374	$17,872	$14,726	$79,399

As of December 31, 2012
Total assets	$1,031,431	$85,607	$1,117,038	$391,068	$179,554	$570,622	$130,598	$1,818,258
Goodwill			$397,845			$210,371		$608,216

	Retail Services			E-Commerce
	Domestic	Foreign	Total	Domestic	Foreign	Total	Corporate	Consolidated

Year Ended December 31, 2011
Revenue
Pawn loan fees and service charges	$261,829	$20,368	$282,197	$-	$-	$-	$-	$282,197
Proceeds from disposition of merchandise	636,698	52,156	688,854	30	-	30	-	688,884
Consumer loan fees	119,192	-	119,192	254,152	225,302	479,454	-	598,646
Other	11,170	545	11,715	593	286	879	743	13,337
Total revenue	1,028,889	73,069	1,101,958	254,775	225,588	480,363	743	1,583,064
Cost of revenue
Disposed merchandise	405,132	42,462	447,594	23	-	23	-	447,617
Consumer loan loss provision	24,001	-	24,001	90,535	111,152	201,687	-	225,688
Total cost of revenue	429,133	42,462	471,595	90,558	111,152	201,710	-	673,305

Net revenue	599,756	30,607	630,363	164,217	114,436	278,653	743	909,759
Expenses
Operations and administration	339,247	33,604	372,851	88,577	84,544	173,121	65,296	611,268
Depreciation and amortization	26,165	5,871	32,036	10,413	850	11,263	10,850	54,149
Total expenses	365,412	39,475	404,887	98,990	85,394	184,384	76,146	665,417
Income (loss) from operations	$234,344	$(8,868)	$225,476	$65,227	$29,042	$94,269	$(75,403)	$244,342

Interest Expense	$-	$-	$-	$-	$-	$-	$(25,528)	$(25,528)
Equity in loss of unconsolidated subsidiary	$-	$-	$-	$-	$-	$-	$(104)	$(104)
Provision for income taxes	$87,940	$(5,187)	$82,753	$18,611	$9,474	$28,085	$(28,478)	$82,360
Expenditures for property and equipment	$39,038	$8,345	$47,383	$13,866	$1,207	$15,073	$12,593	$75,049

As of December 31, 2011
Total assets	$941,801	$117,470	$1,059,271	$352,244	$135,774	$488,018	$126,960	$1,674,249
Goodwill			$352,439			$210,282		$562,721

	Retail Services			E-Commerce
	Domestic	Foreign	Total	Domestic	Foreign	Total	Corporate	Consolidated

Year Ended December 31, 2010
Revenue
Pawn loan fees and service charges	$221,335	$22,378	$243,713	$-	$-	$-	$-	$243,713
Proceeds from disposition of merchandise	534,878	53,312	588,190	-	-	-	-	588,190
Consumer loan fees	113,973	-	113,973	275,036	101,943	376,979	-	490,952
Other	10,875	303	11,178	1,259	79	1,338	1,679	14,195
Total revenue	881,061	75,993	957,054	276,295	102,022	378,317	1,679	1,337,050
Cost of revenue
Disposed merchandise	338,756	43,711	382,467	-	-	-	-	382,467
Consumer loan loss provision	17,437	-	17,437	116,246	48,711	164,957	-	182,394
Total cost of revenue	356,193	43,711	399,904	116,246	48,711	164,957	-	564,861

Net revenue	524,868	32,282	557,150	160,049	53,311	213,360	1,679	772,189
Expenses
Operations and administration	304,467	25,295	329,762	93,928	42,242	136,170	55,202	521,134
Depreciation and amortization	21,771	5,525	27,296	8,283	276	8,559	8,068	43,923
Total expenses	326,238	30,820	357,058	102,211	42,518	144,729	63,270	565,057
Income (loss) from operations	$198,630	$1,462	$200,092	$57,838	$10,793	$68,631	$(61,591)	$207,132

Interest Expense	$-	$-	$-	$-	$-	$-	$(22,345)	$(22,345)
Equity in loss of unconsolidated subsidiary	$-	$-	$-	$-	$-	$-	$(136)	$(136)
Provision for income taxes	$73,257	$(847)	$72,410	$15,148	$3,274	$18,422	$(21,563)	$69,269
Expenditures for property and equipment	$24,943	$6,259	$31,202	$9,710	$2,977	$12,687	$15,808	$59,697

As of December 31, 2010
Total assets	808,445	123,044	931,489	312,642	61,804	374,446	121,251	1,427,186
Goodwill			333,042			210,282		543,324

Geographic Information

The following table presents the Company's revenue and long-lived assets by geographic region for the years ended December 31, 2012, 2011 and 2010 (dollars in thousands):

	Year Ended December 31,
	2012	2011	2010
Revenue
United States	$1,412,881	$1,284,407	$1,159,035
Mexico	60,678	73,069	75,993
United Kingdom	308,464	211,915	96,222
Other foreign countries	18,407	13,673	5,800
Total revenue	$1,800,430	$1,583,064	$1,337,050

	As of December 31,
Long-lived assets	2012	2011
United States	$254,809	$233,052
Mexico	6,962	13,377
Total long-lived assets	$261,771	$246,429

With respect to the e-commerce segment, the operations for the Company's domestic and foreign channels are primarily located within the United States, and the value of any long-lived assets located outside of the United States is immaterial.